Cover	Aug. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	680-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false